Taxation - Summary of Movements of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 123
Ending balance	192	¥ 123
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	131	106
Credited/(charged) to income statement	69	25
Ending balance	200	131
Prepayment and Other Investments | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	39	6
Credited/(charged) to income statement	22	33
Ending balance	61	39
Deferred Revenue | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	30	24
Credited/(charged) to income statement	16	6
Ending balance	46	30
Accruals | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	40	45
Credited/(charged) to income statement	34	(5)
Ending balance	74	40
Deemed Distribution | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	19	25
Credited/(charged) to income statement	(6)	(6)
Ending balance	13	19
Others | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	3	6
Credited/(charged) to income statement	3	(3)
Ending balance	¥ 6	¥ 3